INCOME TAXES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 2,100
Operation loss carryforwards limitation		taxable income limitation of 80%
Effective Statutory tax rate		23.00%
Preferred income subject tax rate			7.50%
Minimum tax credits	$ 1,100
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 17,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 800,000
Effective Statutory tax rate		7.50%
Preferred income subject tax rate		7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 83,000
Net operating loss carryforwards do not expire		66,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		11,000
TSNP [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards, annual utilization amount		$ 2,000